Segment Information - Net sales from external customers (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Information
Services	$ 50,128,039	$ 54,088,100	$ 54,572,404
Goods	229,589	303,931	360,208
Leases	11,903,236	11,830,805	13,683,156
Total revenue	$ 62,260,864	$ 66,222,836	$ 68,615,768